Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 22,679	$ 18,915	$ 32,868	$ 30,477
Restricted cash	20,602	22,209
Amounts due from affiliate	4,286	4,237
Derivative instruments	(3,889)	(7,045)
Advances (shareholder loans) to joint ventures	3,263	7,218
Current amounts due to owners and affiliates	(1,417)	(1,374)
Long-term receivable	0	6,195
Long-term Debt	(480,303)	(332,648)
Fair value, Cash designated for acquisition	0	91,768
Fair value,Revolving credit and seller’s credit due to owners and affiliates	(51,832)	(43,005)
Lampung Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	(147,652)	(164,851)
Gallant facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	(154,295)	(167,797)
Grace facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	(178,356)	0
Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	22,679	18,915
Restricted cash	20,602	22,209
Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amounts due from affiliate	4,286	4,237
Derivative instruments	(3,889)	(7,045)
Other [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, Cash designated for acquisition	0	91,768
Other [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Advances (shareholder loans) to joint ventures	3,596	7,355
Current amounts due to owners and affiliates	(1,417)	(1,374)
Long-term receivable	0	6,195
Fair value,Revolving credit and seller’s credit due to owners and affiliates	(51,099)	(44,098)
Other [Member] | Fair Value, Inputs, Level 2 [Member] | Lampung Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	(162,597)	(183,585)
Other [Member] | Fair Value, Inputs, Level 2 [Member] | Gallant facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	(155,325)	(168,889)
Other [Member] | Fair Value, Inputs, Level 2 [Member] | Grace facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	$ (178,652)	$ 0